Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net income/(loss)	$ 914,302	$ 234,441	$ (693,351)
Non-cash items add/(deduct):
Depletion, depreciation and accretion	309,367	271,336	218,118
Asset impairment	0	3,420	751,723
Goodwill impairment			149,217
Changes in fair value of derivative instruments	(150,526)	109,536	18,074
Deferred income tax expense/(recovery)	265,233	98,755	(188,260)
Foreign exchange (gain)/loss on debt and working capital	11,217	(8,055)	1,363
Share-based compensation and general and administrative	22,529	13,424	9,508
Other expense/(income)	(4,137)	(4,594)
Amortization of debt issuance costs	1,476	1,093
Translation of U.S. dollar cash held in parent company	(937)	(2,330)	(902)
Gain on divestment of assets	(151,937)
Other expense/(income) reclassified to Investing Activities	13,702	(4,593)
Asset retirement obligation expenditures	(17,401)	(12,951)	(13,275)
Changes in non-cash operating working capital	(39,506)	(94,643)	83,669
Cash flow from/(used in) operating activities	1,173,382	604,839	335,884
Financing Activities
Drawings from/(repayment of) bank credit facilities	(340,650)	400,000
Repayment of senior notes	(100,600)	(81,600)	(81,600)
Debt issue costs	(1,005)	(4,621)
Purchase of common shares under Normal Course Issuer Bid	(410,906)	(123,182)	(1,807)
Proceeds from the issuance of shares		98,339
Share-based compensation - tax withholdings settled in cash	(13,386)	(3,551)	(5,567)
Dividends	(41,597)	(32,284)	(19,897)
Cash flow from/(used in) financing activities	(908,144)	253,101	(108,871)
Investing Activities
Capital and office expenditures	(429,873)	(271,131)	(248,990)
Bruin acquisition		(420,249)
Dunn County acquisition		(305,076)
Canadian divestments	158,033
Property and land acquisitions	(22,515)	(9,846)	(7,491)
Property and land divestments	18,385	108,193	4,456
Other (expense)/income	(13,702)	4,593
Cash flow from/(used in) investing activities	(289,672)	(893,516)	(252,025)
Effect of exchange rate changes on cash and cash equivalents	1,086	6,979	(1,786)
Change in cash and cash equivalents	(23,348)	(28,597)	(26,798)
Cash and cash equivalents, beginning of year	61,348	89,945	116,743
Cash and cash equivalents, end of year	$ 38,000	$ 61,348	$ 89,945